Equity Method Investment Summary of Consolidated Statement of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	[1]	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross profit	$ 67,598	$ 64,750		$ 59,025	$ 49,363	$ 51,772	$ 42,374	$ 58,536	$ 52,335	$ 240,736	$ 205,017	$ 222,726
Net income (loss)										5,133	11,661	$ 12,124
FOX
Net revenue										149,995	272,746
Gross profit										46,294	80,129
Operating income										17,294	38,781
Net income (loss)										$ 15,047	$ 24,102

[1]	During the three months ended September 30, 2015, the Company sold